Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	36
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	0.26838%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$932,124.67

Principal:
Principal Collections	$18,024,101.97
Prepayments in Full	$8,124,443.03
Liquidation Proceeds	$244,631.52
Recoveries	$105,878.43
Sub Total	$26,499,054.95
Collections	$27,431,179.62

Purchase Amounts:
Purchase Amounts Related to Principal	$322,248.74
Purchase Amounts Related to Interest	$1,419.83
Sub Total	$323,668.57

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,754,848.19

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	36
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$27,754,848.19
Servicing Fee	$346,501.65	$346,501.65	$0.00	$0.00	$27,408,346.54
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,408,346.54
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$27,408,346.54
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$27,408,346.54
Interest - Class A-3 Notes	$137,104.45	$137,104.45	$0.00	$0.00	$27,271,242.09
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$26,951,958.09
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,951,958.09
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$26,843,525.17
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,843,525.17
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$26,766,629.34
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,766,629.34
Regular Principal Payment	$25,009,128.50	$25,009,128.50	$0.00	$0.00	$1,757,500.84
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,757,500.84
Residual Released to Depositor	$0.00	$1,757,500.84	$0.00	$0.00	$0.00
Total		$27,754,848.19

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$25,009,128.50
Total					$25,009,128.50
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$25,009,128.50	$44.88	$137,104.45	$0.25	$25,146,232.95	$45.13
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$25,009,128.50	$13.55	$641,717.20	$0.35	$25,650,845.70	$13.90

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	36

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$81,853,402.13	0.1468749	$56,844,273.63	0.1019994
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$351,513,402.13	0.1904540	$326,504,273.63	0.1769038

Pool Information
Weighted Average APR	2.731%	2.732%
Weighted Average Remaining Term	27.57	26.78
Number of Receivables Outstanding	34,308	33,114
Pool Balance	$415,801,977.65	$388,831,025.89
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$388,426,687.41	$363,417,558.91
Pool Factor	0.2081775	0.1946741

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$25,413,466.98
Targeted Overcollateralization Amount	$62,326,752.26
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$62,326,752.26

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	36
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		109	$255,526.50
(Recoveries)		127	$105,878.43
Net Loss for Current Collection Period			$149,648.07
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4319%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7033%
Second Prior Collection Period			0.2614%
Prior Collection Period			0.6077%
Current Collection Period			0.4464%
Four Month Average (Current and Prior Three Collection Periods)			0.5047%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,383	$15,254,467.16
(Cumulative Recoveries)			$2,626,183.97
Cumulative Net Loss for All Collection Periods			$12,628,283.19
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6323%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,480.37
Average Net Loss for Receivables that have experienced a Realized Loss			$2,881.20

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.37%	305	$5,312,094.59
61-90 Days Delinquent	0.15%	31	$587,227.19
91-120 Days Delinquent	0.06%	10	$248,912.76
Over 120 Days Delinquent	0.22%	47	$853,191.58
Total Delinquent Receivables	1.80%	393	$7,001,426.12

Repossession Inventory:
Repossessed in the Current Collection Period		18	$266,236.39
Total Repossessed Inventory		39	$736,376.65

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2678%
Prior Collection Period			0.2915%
Current Collection Period			0.2657%
Three Month Average			0.2750%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4345%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	36

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer